Debt (Details Narrative) - USD ($) $ in Thousands		1 Months Ended					12 Months Ended
	Dec. 14, 2018	Dec. 16, 2022	Nov. 30, 2022	Nov. 18, 2022	Dec. 22, 2021	Mar. 29, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2022	Nov. 23, 2022	Jun. 30, 2022	Mar. 24, 2021
Line of Credit Facility [Line Items]
Maturity date		Jun. 16, 2024	May 30, 2024
Debt											$ 5,000
Issuance of securities							$ 25,000
Deferred debt charges							300	$ 1,500
Amortization of deferred debt charges							1,300
Principal amount		$ 11,900	$ 7,000										$ 60,000
Equity contribution												$ 50,000
Credit facility reduced							$ 20,000
Interest rate		6.00%	4.00%
Net proceeds		$ 10,500
Related party notes receivable discription							the company had received $3.5 million of the total $10.5 million net proceeds from the investors. The remaining $7.0 million was subsequently received in 2023 (see Note 23) and is recorded in related-party notes receivable on the accompanying consolidated balance sheet as of December 31, 2022.
Repayment of debt									$ 2,300
PPP loans								10,800
Refund									$ 2,300
Gain on forgiveness of debt							$ 10,900
Interest expense							16,900	11,500
Debt [Member]
Line of Credit Facility [Line Items]
Deferred debt charges							2,800	2,100
Amortization of deferred debt charges							1,800	$ 1,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	$ 60,000
Maturity date	Dec. 14, 2021			Dec. 31, 2022
Debt Instrument, Interest Rate, Effective Percentage	4.50%			5.60%				6.00%		9.70%
Remainning credit value							51,800	$ 29,900
Line of credit							5,600	23,000
Deferred debt charges							900	100
Amortization of deferred debt charges							200	$ 500
Credit facility reduced							$ 2,600
Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross						$ 20,000
Maturity date					Dec. 22, 2022	Mar. 29, 2024
Debt Instrument, Interest Rate, Effective Percentage						9.50%	13.60%	11.50%
Long-Term Construction Loan					$ 20,000
Subordinated Borrowing, Interest Rate					15.00%
Paycheck Protection Program Loan [Member]
Line of Credit Facility [Line Items]
Long-term debt							$ 0	$ 0